Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
REVENUE	$ 24,202,340	$ 24,292,948
COST OF REVENUE AND RELATED TAX	10,445,906	12,304,678
GROSS PROFIT	13,756,434	11,988,270
OPERATING EXPENSES
Selling expenses	9,079,771	1,109,287
General and administrative expenses	1,830,923	985,498
Research and development expenses	144,461	310,668
Total operating expenses	11,055,155	2,405,453
INCOME FROM OPERATIONS	2,701,279	9,582,817
OTHER INCOME (EXPENSES)
Interest expense, net	(88,389)	(46,671)
Other income (expense), net	634	(8,227)
Short-term investment income	696,430
Equity investment income		30,626
Total other income (expense), net	608,675	(24,272)
INCOME BEFORE INCOME TAX PROVISION	3,309,954	9,558,545
PROVISION FOR INCOME TAXES	1,578,219	2,410,747
NET INCOME	1,731,735	7,147,798
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	492,194	797,643
COMPREHENSIVE INCOME	$ 2,223,929	$ 7,945,441
Earnings per common share - basic and diluted (in Dollars per share)	$ 0.08	$ 0.44
Weighted average shares - basic and diluted (in Shares)	21,750,000	16,168,956